Note 33 - Employee Benefits - Regional Asset Break Down (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Total countries [Domain Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 753	€ 1,918
Equity instruments		1,687	1,886
Government bonds (investment-grade and above)		4,775	3,255
Government bonds (non-investment-grade)		149	195
Non-government bonds (investment-grade and above)		9,409	8,623
Non-government bonds (non-investment-grade)		417	282
Structured products, Regional Asset Break Down		226	113
Subtotal		€ 17,416	€ 16,272
Share (in %)		100.00%	100.00%
Regional Asset Break Down, Other		€ 2,239	€ 1,455
Fair value of plan assets		19,655	17,727
Germany [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		5	141
Equity instruments		186	252
Government bonds (investment-grade and above)		868	870
Government bonds (non-investment-grade)		0	0
Non-government bonds (investment-grade and above)		738	718
Non-government bonds (non-investment-grade)		4	4
Structured products, Regional Asset Break Down		1	38
Subtotal		€ 1,802	€ 2,023
Share (in %)		10.3468%	12.4324%
UK [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 224	€ 701
Equity instruments		101	108
Government bonds (investment-grade and above)		1,477	574
Government bonds (non-investment-grade)		6	0
Non-government bonds (investment-grade and above)		2,110	2,129
Non-government bonds (non-investment-grade)		45	65
Structured products, Regional Asset Break Down		98	21
Subtotal		€ 4,061	€ 3,598
Share (in %)		23.3176%	22.1116%
US [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 122	€ 65
Equity instruments		703	708
Government bonds (investment-grade and above)		550	474
Government bonds (non-investment-grade)		1	0
Non-government bonds (investment-grade and above)		2,662	2,023
Non-government bonds (non-investment-grade)		24	13
Structured products, Regional Asset Break Down		104	52
Subtotal		€ 4,166	€ 3,335
Share (in %)		23.9205%	20.4953%
Other Eurozone [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 342	€ 953
Equity instruments		285	360
Government bonds (investment-grade and above)		1,003	650
Government bonds (non-investment-grade)		7	4
Non-government bonds (investment-grade and above)	[1]	3,201	2,984
Non-government bonds (non-investment-grade)		297	186
Structured products, Regional Asset Break Down		14	2
Subtotal		€ 5,149	€ 5,139
Share (in %)		29.5648%	31.5819%
Other developed countries [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 27	€ 29
Equity instruments		291	363
Government bonds (investment-grade and above)		329	249
Government bonds (non-investment-grade)		13	24
Non-government bonds (investment-grade and above)		612	657
Non-government bonds (non-investment-grade)		41	5
Structured products, Regional Asset Break Down		6	0
Subtotal		€ 1,319	€ 1,327
Share (in %)		7.5735%	8.1551%
Emerging markets [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents, Plan Asset Allocation		€ 33	€ 29
Equity instruments		121	95
Government bonds (investment-grade and above)		548	438
Government bonds (non-investment-grade)		122	167
Non-government bonds (investment-grade and above)		86	112
Non-government bonds (non-investment-grade)		6	9
Structured products, Regional Asset Break Down		3	0
Subtotal		€ 919	€ 850
Share (in %)		5.2768%	5.2237%

[1]	Majority of this amount relates to bonds of French, Dutch and Italian corporates.